Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Stock Options (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO				Oct. 18, 2019
Date of the CEO decision				Oct. 31, 2019
Excercise price (in EUR per share) | € / shares				€ 12.32
Vesting period	From 10/20/2021 to 10/20/2024	From 10/20/2021 to 10/20/2024
Exercice period	From 10/21/2024 to 10/21/2031	From 10/21/2024 to 10/21/2031
Valuation method used				Black & Scholes
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting	Jun. 30, 2021	Jun. 30, 2021
Date of the Management Board meeting	Oct. 18, 2021	Oct. 18, 2021
Date of the CEO decision	Oct. 19, 2021	Oct. 19, 2021
Valuation method used	Black-Scholes	Black-Scholes
S O | Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting			Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO			Dec. 11, 2020
Date of the CEO decision			Dec. 11, 2020
Total number of SO subscribed	35,000	35,000	35,000
Total number of SO voided	0	0	0
Total number of SO definitively vested	0	0	0
Total number of SO remaining	35,000	35,000	35,000
Excercise price (in EUR per share) | (per share)		$ 3.26	€ 4.38
Vesting period			From 12/31/2020 to 12/31/2023
Exercice period			From 01/01/2024 to 12/31/2027
Fair value | € / shares	€ 1.06		€ 1.16
Valuation method used	Black-Scholes	Black-Scholes
Price of the share at the time of allocation | (per share)		$ 3.24	€ 3.99
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			(0.70%)
Turnover rate			0.00%
S O | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of SO subscribed	134,375	134,375	103,750
Total number of SO voided	0	0	0
Total number of SO definitively vested	0	0	0
Total number of SO remaining	134,375	134,375	103,750
Excercise price (in EUR per share) | (per share)		$ 2.61	€ 3.50
Fair value | € / shares	€ 1.30		€ 1.46
Price of the share at the time of allocation | $ / shares		$ 3.24
S O | Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%
Expected volatility	50.00%	50.00%
Risk-free interest rate	(0.59%)	(0.59%)
Turnover rate	0.00%	0.00%
SO US | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of SO subscribed	32,500	32,500	56,250
Total number of SO voided	7,500	7,500	0
Total number of SO definitively vested	0	0	0
Total number of SO remaining	25,000	25,000	48,750
Excercise price (in EUR per share) | (per share)		$ 3.22	€ 4.52
Fair value | € / shares	€ 1.07		1.12
Price of the share at the time of allocation | (per share)		$ 3.24	€ 3.99
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	50.00%	50.00%	49.00%
Risk-free interest rate	(0.59%)	(0.59%)	(0.70%)
Turnover rate	0.00%	0.00%	0.00%
SO 2019 | Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO				Jul. 18, 2019
Date of the CEO decision				Jul. 18, 2019
Total number of SO subscribed				107,880
Total number of SO voided				13,350
Total number of SO definitively vested				0
Total number of SO remaining				94,530
Excercise price (in EUR per share) | € / shares				€ 13.99
Vesting period				From 07/18/2019 to 09/16/2022 and From 11/27/2019 to 01/16/2023
Exercice period				From 09/17/2022 to 09/17/2029 and From 01/17/2023 to 01/17/2030
Fair value | € / shares				€ 4.59
Price of the share at the time of allocation | € / shares				€ 17.06
Expected dividends				0.00%
Risk-free interest rate				0.00%
Turnover rate				0.00%
SO US 1 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO				Nov. 27, 2019
Date of the CEO decision				Nov. 27, 2019
Total number of SO subscribed				30,620
Total number of SO voided				7,000
Total number of SO definitively vested				0
Total number of SO remaining				23,620
Excercise price (in EUR per share) | € / shares				€ 16.90
Fair value | € / shares				€ 3.67
SO US 2 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of SO subscribed				13,350
Total number of SO voided				4,450
Total number of SO definitively vested				0
Total number of SO remaining				8,900
Excercise price (in EUR per share) | € / shares				€ 14.31
Fair value | € / shares				3.23
Price of the share at the time of allocation | € / shares				€ 14.50
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Turnover rate				0.00%
SO 2018 | Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting					Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO					Nov. 07, 2018
Date of the CEO decision					Nov. 07, 2018
Total number of SO subscribed					122,000
Total number of SO voided					50,322
Total number of SO definitively vested					0
Total number of SO remaining					71,678
Excercise price (in EUR per share) | € / shares					€ 16.00
Vesting period					From 11/07/2018 to 12/31/2021
Exercice period					From 01/01/2022 to 12/31/2028
Fair value | € / shares					€ 9.32
Price of the share at the time of allocation | € / shares					€ 22.12
Expected dividends					0.00%
Expected volatility					44.10%
Risk-free interest rate					0.00%
Turnover rate					15.00%
SO US 2018 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of SO subscribed					17,500
Total number of SO voided					7,787
Total number of SO definitively vested					0
Total number of SO remaining					9,713
Excercise price (in EUR per share) | € / shares					€ 21.65
Fair value | € / shares					€ 6.90
SO 1 et 2 2017 | Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting						Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO						Nov. 21, 2017
Date of the CEO decision						Dec. 06, 2017
Total number of SO subscribed						96,250
Total number of SO voided						35,273
Total number of SO definitively vested						60,977
Total number of SO remaining						0
Excercise price (in EUR per share) | € / shares						€ 17.91
Vesting period						From 12/06/2017 to 12/31/2020
Exercice period						From 01/01/2021 to 12/31/2027
Fair value | € / shares						€ 9.32
Price of the share at the time of allocation | € / shares						€ 21.95
Expected dividends						0.00%
Expected volatility						53.70%
Risk-free interest rate						0.00%
Turnover rate						15.00%
SO US 2017 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of SO subscribed						13,000
Total number of SO voided						13,000
Total number of SO definitively vested						0
Total number of SO remaining						0
Excercise price (in EUR per share) | € / shares						€ 22.54
SO US 2016 | Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting							Jun. 21, 2016
Date of the Management Board meeting							Dec. 15, 2016
Total number of SO subscribed							62,875
Total number of SO voided							13,169
Total number of SO definitively vested							49,706
Total number of SO remaining							0
Excercise price (in EUR per share) | € / shares							€ 15.79
Vesting period							From 12/15/2016 to 12/15/2019
Exercice period							From 12/16/2019 to 12/16/2026
Fair value | € / shares							€ 10.30
Price of the share at the time of allocation | € / shares							€ 20.79
Expected dividends							0.00%
Expected volatility							63.00%
Risk-free interest rate							0.00%
Turnover rate							15.00%
SO US 2016 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of SO subscribed							10,500
Total number of SO voided							10,500
Total number of SO definitively vested							0
Total number of SO remaining							0
Excercise price (in EUR per share) | € / shares							€ 21.12
Fair value | € / shares							€ 8.52